Regulatory Matters	12 Months Ended
Dec. 31, 2015
Entity Information [Line Items]
Regulatory Matters
REGULATORY MATTERS

General

IPL is subject to regulation by the IURC as to its services and facilities, the valuation of property, the construction, purchase, or lease of electric generating facilities, the classification of accounts, rates of depreciation, retail rates and charges, the issuance of securities (other than evidences of indebtedness payable less than twelve months after the date of issue), the acquisition and sale of some public utility properties or securities and certain other matters.

In addition, IPL is subject to the jurisdiction of the FERC with respect to short-term borrowing not regulated by the IURC, the sale of electricity at wholesale and the transmission of electric energy in interstate commerce, the classification of accounts, reliability standards, and the acquisition and sale of utility property in certain circumstances as provided by the Federal Power Act. As a regulated entity, IPL is required to use certain accounting methods prescribed by regulatory bodies which may differ from those accounting methods required to be used by unregulated entities.

IPL is also affected by the regulatory jurisdiction of the EPA at the federal level, and the IDEM at the state level. Other significant regulatory agencies affecting IPL include, but are not limited to, the NERC, the U.S. Department of Labor and the IOSHA.

Basic Rates and Charges

Our basic rates and charges represent the largest component of our annual revenues. Our basic rates and charges are determined after giving consideration, on a pro-forma basis, to all allowable costs for ratemaking purposes including a fair return on the fair value of the utility property used and useful in providing service to customers. These basic rates and charges are set and approved by the IURC after public hearings. Such proceedings, which have occurred at irregular intervals, involve IPL, the IURC, the Indiana Office of Utility Consumer Counselor, and other interested stakeholders. Pursuant to statute, the IURC is to conduct a periodic review of the basic rates and charges of all Indiana utilities at least once every four years, but the IURC has the authority to review the rates of any Indiana utility at any time. Once set, the basic rates and charges authorized do not assure the realization of a fair return on the fair value of property.

Our basic rates and charges were last adjusted in 1996; however, IPL filed a petition with the IURC on December 29, 2014, for authority to increase its basic rates and charges. IPL's proposed increase, filed as part of IPL's rebuttal testimony in this proceeding, is $63.3 million annually, or 5.3%. An order on this proceeding will likely be issued by the IURC early in 2016. The petition also includes requests to implement rate adjustment mechanisms for short-term recovery of fluctuations in the following costs: (1) capacity purchase costs; (2) off-systems sales margins; and (3) MISO non-fuel charges (MISO fuel charges are already included in the FAC rate mechanism as described below). No assurances can be given as to the timing or outcome of this proceeding. See “Rate Case and Downtown Underground Network Investigation” below for further details.

Our declining block rate structure generally provides for residential and commercial customers to be charged a lower per kWh rate at higher consumption levels. Therefore, as volumes increase, the weighted average price per kWh decreases. Numerous factors including, but not limited to, weather, inflation, customer growth and usage, the level of actual operating and maintenance expenditures, capital expenditures including those required by environmental regulations, fuel costs, generating unit availability and purchased power costs, can affect the return realized.

Rate Case and Downtown Underground Network Investigation

As discussed above, IPL filed a petition with the IURC on December 29, 2014, for authority to increase its basic rates and charges. In response to underground network incidents that occurred in the downtown Indianapolis area, the IURC issued an order on March 20, 2015 opening an investigation of our ongoing investment in, and operation and maintenance of, our network facilities. In 2015, the IURC combined this pending investigation with our petition filed in 2014 proposing to increase our basic rates and charges. The outcome of the rate case and/or downtown underground network investigation cannot be predicted.

FAC and Authorized Annual Jurisdictional Net Operating Income

IPL may apply to the IURC for a change in IPL’s fuel charge every three months to recover IPL’s estimated fuel costs, including the energy portion of purchased power costs, which may be above or below the levels included in IPL’s basic rates and charges. IPL must present evidence in each FAC proceeding that it has made every reasonable effort to acquire fuel and generate or purchase power or both so as to provide electricity to its retail customers at the lowest fuel cost reasonably possible.

Independent of the IURC’s ability to review basic rates and charges, Indiana law requires electric utilities under the jurisdiction of the IURC to meet operating expense and income test requirements as a condition for approval of requested changes in the FAC. Additionally, customer refunds may result if a utility’s rolling twelve-month operating income, determined at quarterly measurement dates, exceeds a utility’s authorized annual jurisdictional net operating income and there are not sufficient applicable cumulative net operating income deficiencies against which the excess rolling twelve-month jurisdictional net operating income can be offset.

ECCRA

IPL may apply to the IURC for approval of a rate adjustment known as the ECCRA every six months to recover costs to comply with certain environmental regulations applicable to IPL's generating stations. The total amount of IPL’s equipment approved for ECCRA recovery as of December 31, 2015 was $978 million. The jurisdictional revenue requirement that was approved by the IURC to be included in IPL’s rates for the six-month period from September 2015 through February 2016 was $82.0 million. During the years ended December 31, 2015, 2014 and 2013, we made environmental compliance expenditures of $252.2 million, $176.3 million, and $126.6 million, respectively. The vast majority of such costs are recoverable through our ECCRA filings.

DSM

In March 2014, legislation, referred to as the SEA 340, was approved that effectively ended the IURC’s energy efficiency targets established in a 2009 statewide Generic DSM Order. Although SEA 340 puts an end to established efficiency targets, IPL will continue to offer cost-effective energy efficiency and demand response programs as one of many resources to meet future demand for electricity.

In December 2014, we received approval from the IURC of our 2015-2016 DSM plan. The approval includes cost recovery on a set of DSM programs to be offered in 2015-2016 that is similar to the 2014 set of programs. Similar to the current DSM framework, we are eligible to receive performance incentives dependent upon the level of success of the programs. Additionally, we were granted authority to record a regulatory asset for recovery in a future base rate case proceeding for lost margins which result from decreased kWh related to implementation of these DSM programs.

In May 2015, SEA 412 became law in Indiana. Among other things, SEA 412 requires the IURC to adopt rules regarding the submission of an integrated resource plan. The IURC rulemaking required by SEA 412 is currently in progress. SEA 412 also requires certain electricity suppliers to submit energy efficiency plans to the IURC at least once every three years.

Wind and Solar Power Purchase Agreements

We are committed under a power purchase agreement to purchase all wind-generated electricity through 2029 from a wind project in Indiana. We are also committed under another agreement to purchase all wind-generated electricity for 20 years from a project in Minnesota. The Indiana project has a maximum output capacity of approximately 100 MW. The Minnesota project, which began commercial operation in October 2011, has a maximum output capacity of approximately 200 MW. In addition, we have 97 MW of solar-generated electricity in our service territory under long-term contracts in 2016, of which 95 MW was in operation as of December 31, 2015. We have authority from the IURC to recover the costs for all of these agreements through an adjustment mechanism administered within the FAC.

MISO Transmission Expansion Cost Sharing

MISO transmission system owner members including IPL share the costs of transmission expansion projects with other MISO transmission system owner members after such projects are approved by the MISO board of directors. As required by FERC, IPL participates in a regional transmission planning process with MISO and other MISO transmission providers to produce a regional transmission plan. Upon approval by the MISO board of directors the transmission system owner members must make a good faith effort to build and/or pay for the approved projects they submitted. Costs allocated to IPL for the projects of other transmission system owner members are collected by MISO per their tariff. These charges are difficult to estimate and amounted to $12.1 million in 2015. It is probable, but not certain, that these costs will be recovered through IPL's tariff, subject to IURC approval. Through December 31, 2015, we have deferred as a long-term regulatory asset $19.7 million of MISO transmission expansion costs.

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Regulatory Matters
. REGULATORY MATTERS

General

IPL is subject to regulation by the IURC as to its services and facilities, the valuation of property, the construction, purchase, or lease of electric generating facilities, the classification of accounts, rates of depreciation, retail rates and charges, the issuance of securities (other than evidences of indebtedness payable less than twelve months after the date of issue), the acquisition and sale of some public utility properties or securities and certain other matters.

In addition, IPL is subject to the jurisdiction of the FERC with respect to short-term borrowing not regulated by the IURC, the sale of electricity at wholesale and the transmission of electric energy in interstate commerce, the classification of accounts, reliability standards, and the acquisition and sale of utility property in certain circumstances as provided by the Federal Power Act. As a regulated entity, IPL is required to use certain accounting methods prescribed by regulatory bodies which may differ from those accounting methods required to be used by unregulated entities.

IPL is also affected by the regulatory jurisdiction of the EPA at the federal level, and the IDEM at the state level. Other significant regulatory agencies affecting IPL include, but are not limited to, the NERC, the U.S. Department of Labor and the IOSHA.

Basic Rates and Charges

Our basic rates and charges represent the largest component of our annual revenues. Our basic rates and charges are determined after giving consideration, on a pro-forma basis, to all allowable costs for ratemaking purposes including a fair return on the fair value of the utility property used and useful in providing service to customers. These basic rates and charges are set and approved by the IURC after public hearings. Such proceedings, which have occurred at irregular intervals, involve IPL, the IURC, the Indiana Office of Utility Consumer Counselor, and other interested stakeholders. Pursuant to statute, the IURC is to conduct a periodic review of the basic rates and charges of all Indiana utilities at least once every four years, but the IURC has the authority to review the rates of any Indiana utility at any time. Once set, the basic rates and charges authorized do not assure the realization of a fair return on the fair value of property.

Our basic rates and charges were last adjusted in 1996; however, IPL filed a petition with the IURC on December 29, 2014, for authority to increase its basic rates and charges. IPL's proposed increase, filed as part of IPL's rebuttal testimony in this proceeding, is $63.3 million annually, or 5.3%. An order on this proceeding will likely be issued by the IURC early in 2016.. The petition also includes requests to implement rate adjustment mechanisms for short-term recovery of fluctuations in the following costs: (1) capacity purchase costs; (2) off-systems sales margins; and (3) MISO non-fuel charges (MISO fuel charges are already included in the FAC rate mechanism as described below). No assurances can be given as to the timing or outcome of this proceeding. See “Rate Case and Downtown Underground Network Investigation” below for further details.

Our declining block rate structure generally provides for residential and commercial customers to be charged a lower per kWh rate at higher consumption levels. Therefore, as volumes increase, the weighted average price per kWh decreases. Numerous factors including, but not limited to, weather, inflation, customer growth and usage, the level of actual operating and maintenance expenditures, capital expenditures including those required by environmental regulations, fuel costs, generating unit availability and purchased power costs, can affect the return realized.

Rate Case and Downtown Underground Network Investigation

As discussed above, IPL filed a petition with the IURC on December 29, 2014, for authority to increase its basic rates and charges. In response to underground network incidents that occurred in the downtown Indianapolis area, the IURC issued an order on March 20, 2015 opening an investigation of our ongoing investment in, and operation and maintenance of, our network facilities. In 2015, the IURC combined this pending investigation with our petition filed in 2014 proposing to increase our basic rates and charges. The outcome of the rate case and/or downtown underground network investigation cannot be predicted.

FAC and Authorized Annual Jurisdictional Net Operating Income

IPL may apply to the IURC for a change in IPL’s fuel charge every three months to recover IPL’s estimated fuel costs, including the energy portion of purchased power costs, which may be above or below the levels included in IPL’s basic rates and charges. IPL must present evidence in each FAC proceeding that it has made every reasonable effort to acquire fuel and generate or purchase power or both so as to provide electricity to its retail customers at the lowest fuel cost reasonably possible.

Independent of the IURC’s ability to review basic rates and charges, Indiana law requires electric utilities under the jurisdiction of the IURC to meet operating expense and income test requirements as a condition for approval of requested changes in the FAC. Additionally, customer refunds may result if a utility’s rolling twelve-month operating income, determined at quarterly measurement dates, exceeds a utility’s authorized annual jurisdictional net operating income and there are not sufficient applicable cumulative net operating income deficiencies against which the excess rolling twelve-month jurisdictional net operating income can be offset.

ECCRA

IPL may apply to the IURC for approval of a rate adjustment known as the ECCRA every six months to recover costs to comply with certain environmental regulations applicable to IPL's generating stations.  The total amount of IPL’s equipment approved for ECCRA recovery as of December 31, 2015 was $978 million. The jurisdictional revenue requirement that was approved by the IURC to be included in IPL’s rates for the six-month period from September 2015 through February 2016 was $82.0 million. During the years ended December 31, 2015, 2014 and 2013, we made environmental compliance expenditures of $252.2 million, $176.3 million, and $126.6 million, respectively. The vast majority of such costs are recoverable through our ECCRA filings.

DSM

In March 2014, legislation, referred to as the SEA 340, was approved that effectively ended the IURC’s energy efficiency targets established in a 2009 statewide Generic DSM Order. Although SEA 340 puts an end to established efficiency targets, IPL will continue to offer cost-effective energy efficiency and demand response programs as one of many resources to meet future demand for electricity.

In December 2014, we received approval from the IURC of our 2015-2016 DSM plan. The approval includes cost recovery on a set of DSM programs to be offered in 2015-2016 that is similar to the 2014 set of programs. Similar to the current DSM framework, we are eligible to receive performance incentives dependent upon the level of success of the programs. Additionally, we were granted authority to record a regulatory asset for recovery in a future base rate case proceeding for lost margins which result from decreased kWh related to implementation of these DSM programs.

In May 2015, SEA 412 became law in Indiana. Among other things, SEA 412 requires the IURC to adopt rules regarding the submission of an integrated resource plan. The IURC rulemaking required by SEA 412 is currently in progress. SEA 412 also requires certain electricity suppliers to submit energy efficiency plans to the IURC at least once every three years.

Wind and Solar Power Purchase Agreements

We are committed under a power purchase agreement to purchase all wind-generated electricity through 2029 from a wind project in Indiana. We are also committed under another agreement to purchase all wind-generated electricity for 20 years from a project in Minnesota. The Indiana project has a maximum output capacity of approximately 100 MW. The Minnesota project, which began commercial operation in October 2011, has a maximum output capacity of approximately 200 MW. In addition, we have 97 MW of solar-generated electricity in our service territory under long-term contracts in 2016, of which 95 MW was in operation as of December 31, 2015. We have authority from the IURC to recover the costs for all of these agreements through an adjustment mechanism administered within the FAC.

MISO Transmission Expansion Cost Sharing

MISO transmission system owner members including IPL share the costs of transmission expansion projects with other MISO transmission system owner members after such projects are approved by the MISO board of directors. As required by FERC, IPL participates in a regional transmission planning process with MISO and other MISO transmission providers to produce a regional transmission plan. Upon approval by the MISO board of directors the transmission system owner members must make a good faith effort to build and/or pay for the approved projects they submitted. Costs allocated to IPL for the projects of other transmission system owner members are collected by MISO per their tariff. These charges are difficult to estimate and amounted to $12.1 million in 2015. It is probable, but not certain, that these costs will be recovered through IPL's tariff, subject to IURC approval. Through December 31, 2015, we have deferred as a long-term regulatory asset $19.7 million of MISO transmission expansion costs.